Share-Based Compensation - Assumption (Details) - Parent Issuer UHS - Options - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assumptions used in determining the fair value of stock options granted under the Black-Scholes model
Risk-free interest rate (as a percent)	1.82%	1.56%	1.75%
Expected volatility (as a percent)	29.10%	30.60%	27.00%
Expected option life	5 years 4 months 2 days	5 years 10 months 10 days	5 years 3 months 4 days
Black-Scholes Value of options (in dollars per share)	$ 0.35	$ 0.33	$ 0.20